Inventories, net	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories, net
6.	Inventories, net
Inventories, net consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Products	7,096,118	6,553,372
Others	33,141	26,815

Inventories	7,129,259	6,580,187
Inventory write-down	(1,613,379)	(935,474)

Total	5,515,880	5,644,713

The movement of inventory write-down during the years are as follow:

	Year Ended December 31,
	2022	2023
	RMB	RMB
Balance at beginning of the year	(1,465,178)	(1,613,379)
Charged to cost of sales during the year	(130,660)	681,173
Exchange realignment	(17,541)	(3,268)

Balance at end of the year	(1,613,379)	(935,474)